WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
WARRANTS
Schedule of warrants outstanding [Table Text Block]
	Number of warrants	Weighted average exercise price
	Thousands
Balance, December 31, 2022	961	$24.84
Exercised	(1)	8.00
Balance, June 30, 2023	960	$24.84

	Number of warrants	Weighted average exercise price
	Thousands
Balance, December 31, 2020	9,000	$2.26
Exercised	(6,509)	2.29
Cancelled/Expired	(600)	3.00
Issued	6,855	3.76
Balance, December 31, 2021	8,746	$3.37
Exercised	(473)	0.49
Cancelled/Expired	(2,063)	3.00
Issued	13,000	0.06
Balance, December 31, 2022	19,210	$1.24

Schedule of warrants outstanding by date of expiry [Table Text Block]
Date of expiry	Warrants outstanding	Exercise price	Grant date fair value	Remaining life in years
	Thousands
November 18, 2026	221	$75.00	$6,700	3.39
November 18, 2026	66	8.00	422	3.39
November 18, 2027	23	66.00	1,055	4.39
December 8, 2027	625	8.00	2,033	4.44
December 8, 2027	25	8.80	149	4.44
	960	$24.84	$10,359	4.13

Date of expiry	Warrants outstanding	Exercise price	Grant date fair value	Remaining life in years
	Thousands
November 18, 2026	4,425	$3.75	$6,700	3.88
November 18, 2026	1,325	0.40	422	3.88
November 18, 2027	460	3.30	1,055	4.88
December 8, 2027	12,500	0.40	2,033	4.94
December 8, 2027	500	0.44	149	4.94
	19,210	$1.24	$10,359	4.62